UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment [    ]; Amendment Number:
                                                  ----------
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      WESTCHESTER CAPITAL MANAGEMENT, LLC
           -----------------------------------
Address:   100 Summit Lake Drive
           -----------------------------------
           Valhalla, NY  10595
           -----------------------------------

Form 13F File Number:  028-14257
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce Rubin
         ------------
Title:   Chief Operating Officer and Chief Compliance Officer
         ----------------------------------------------------
Phone:   914-741-5600
         ------------

Signature, Place, and Date of Signing:

/s/ Bruce Rubin        Valhalla, New York       February 14, 2013
---------------        ------------------       -----------------

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     28-
     -------------------           -----------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     247
                                            ---

Form 13F Information Table Value Total:     $3,369,996
                                            ----------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number     Name
---   --------------------     ------------------------------------------
1     28-11493                 Green & Smith Investment Management L.L.C.

                                                     Westchester Capital Management, LLC
                                            Form 13F Information Table as of December 31, 2012

                                      TITLE                   VALUE    SHARES OR SH/  PUT/ INVESTMENT              VOTING AUTHORITY
NAME OF ISSUER                      OF CLASS       CUSIP     X.$1000    PRN AMT  PRN  CALL DISCRETION MANAGERS    SOLE  SHARED  NONE

AT&T Inc.                              com       00206R102    15,749     467,200  SH        (a) Sole           467,200
AT&T Inc.                              com       00206R102       283       8,400  SH        (b) Other     1      8,400
AT&T Inc.                              com       00206R102        31       1,140  SH   Put  (a) Sole             1,140
Abbott Laboratories                    Com       002824100   110,495   1,686,949  SH        (a) Sole         1,686,949
Abbott Laboratories                    Com       002824100     2,250      34,351  SH        (b) Other     1     34,351
Abbott Laboratories                    Com       002824100       304      16,869  SH   Put  (a) Sole            16,869
Abbott Laboratories                    Com       002824100         6         344  SH   Put  (b) Other     1        344
Alterra Capital Holdings Ltd.          COM       G0229R108     7,384     261,935  SH        (a) Sole           261,935
Alterra Capital Holdings Ltd.          COM       G0229R108       134       4,765  SH        (b) Other     1      4,765
American International Group, Inc.   Com New     026874784        50       6,193  SH   Put  (a) Sole             6,193
American International Group, Inc.   Com New     026874784         1         119  SH   Put  (b) Other     1        119
American International Group, Inc.   Com New     026874784        70       5,348  SH   Put  (a) Sole             5,348
American International Group, Inc.   Com New     026874784         1         101  SH   Put  (b) Other     1        101
American International Group, Inc.   Com New     026874784       203      10,699  SH   Put  (a) Sole            10,699
American International Group, Inc.   Com New     026874784         4         202  SH   Put  (b) Other     1        202
American International Group, Inc.   Com New     026874784    83,710   2,371,400  SH        (a) Sole         2,371,400
American International Group, Inc.   Com New     026874784     1,581      44,800  SH        (b) Other     1     44,800
Anadarko Petroleum Corporation         Com       032511107    62,740     844,300  SH        (a) Sole           844,300
Anadarko Petroleum Corporation         Com       032511107     1,115      15,000  SH        (b) Other     1     15,000
Anadarko Petroleum Corporation         Com       032511107       148       8,443  SH   Put  (a) Sole             8,443
Anadarko Petroleum Corporation         Com       032511107         3         150  SH   Put  (b) Other     1        150
Arbitron Inc.                          com       03875Q108    34,264     734,013  sh        (a) Sole           734,013
Arbitron Inc.                          com       03875Q108     1,398      29,959  SH        (b) Other     1     29,959
BP plc                            Sponsored ADR  055622104       138      19,695  SH   Put  (a) Sole            19,695
BP plc                            Sponsored ADR  055622104         2         351  SH   Put  (b) Other     1        351
BP plc                            Sponsored ADR  055622104    82,010   1,969,500  SH        (a) Sole         1,969,500
BP plc                            Sponsored ADR  055622104     1,462      35,100  SH        (b) Other     1     35,100
CenturyLink, Inc.                      Com       156700106        39       2,598  SH   Put  (a) Sole             2,598
CenturyLink, Inc.                      Com       156700106         1          44  SH   Put  (b) Other     1         44
CenturyLink, Inc.                      Com       156700106        44       8,836  SH   Put  (a) Sole             8,836
CenturyLink, Inc.                      Com       156700106         1         150  SH   Put  (b) Other     1        150
CenturyLink, Inc.                      Com       156700106    74,271   1,898,540  SH        (a) Sole         1,898,540
CenturyLink, Inc.                      Com       156700106     1,338      34,200  SH        (b) Other     1     34,200
Chesapeake Energy Corporation          com       165167107    25,650   1,543,300  SH        (a) Sole         1,543,300
Chesapeake Energy Corporation          Com       165167107       442      26,600  SH        (b) Other     1     26,600
Chesapeake Energy Corporation          Com       165167107        77      15,433  SH   Put  (a) Sole            15,433
Chesapeake Energy Corporation          Com       165167107         1         266  SH   Put  (b) Other     1        266
Chicago Bridge & Iron
  Company N.V.                   NY Registry Sh 167250109    15,810     341,100  SH         (a) Sole           341,100
Chicago Bridge & Iron
  Company N.V.                   NY Registry Sh 167250109       204       4,400  SH         (b) Other     1      4,400
Citigroup Inc.                         com       172967424     2,612      66,025  SH        (a) Sole            66,025
Citigroup Inc.                         com       172967424     1,167      29,500  SH        (b) Other     1     29,500
Citigroup Inc.                         Com       172967424         2         660  SH   Put  (a) Sole               660
Citigroup Inc.                         Com       172967424         1         295  SH   Put  (b) Other     1        295
Citigroup Inc.                         Com       172967424         8         245  SH   Put  (a) Sole               245
Citigroup Inc.                         Com       172967424         4         110  SH   Put  (b) Other     1        110
Citizens Republic Bancorp, Inc.      Com New     174420307     5,483     289,040  SH        (a) Sole           289,040
Citizens Republic Bancorp, Inc.      Com New     174420307       686      36,150  SH        (b) Other     1     36,150
Clearwire Corp New                    CL A       18538Q105     3,545   1,226,587  SH        (a) Sole         1,226,587
Clearwire Corp New                    CL A       18538Q105        68      23,413  SH        (b) Other     1     23,413
Comcast Corporation New               Cl A       20030N200   102,998   2,865,027  SH        (a) Sole         2,865,027
Comcast Corporation New               Cl A       20030N200     1,874      52,119  SH        (b) Other     1     52,119
Constellation Brands Inc.             Cl A       21036P108    20,908     590,800  SH        (a) Sole           590,800
Constellation Brands Inc.             Cl A       21036P108       347       9,800  SH        (b) Other     1      9,800
Constellation Brands Inc.             Cl A       21036P108       118       5,908  SH   Put  (a) Sole             5,908
Constellation Brands Inc.             Cl A       21036P108         2          98  SH   Put  (b) Other     1         98
Corrections Corporation of America   Com New     22025Y407       512      20,469  SH   Put  (a) Sole            20,469
Corrections Corporation of America   Com New     22025Y407         9         351  SH   Put  (b) Other     1        351
Corrections Corporation of America   Com New     22025Y407    72,604   2,046,900  SH        (a) Sole         2,046,900
Corrections Corporation of America   Com New     22025Y407     1,245      35,100  SH        (b) Other     1     35,100
Coventry Health Care, Inc.             Com       222862104   183,478   4,092,746  SH        (a) Sole         4,092,746
Coventry Health Care, Inc.             Com       222862104     3,876      86,457  SH        (b) Other     1     86,457
Crexus Invt Corp                       com       226553105     6,313     515,327  SH        (a) Sole           515,327
Crexus Invt Corp                       com       226553105       114       9,305  SH        (b) Other     1      9,305
Cymer Inc.                             com       232572107   125,703   1,390,064  SH        (a) Sole         1,390,064
Cymer Inc.                             com       232572107     2,697      29,826  SH        (b) Other     1     29,826
Dean Foods Co new                      Com       242370104    50,412   3,053,400  SH        (a) Sole         3,053,400
Dean Foods Co new                      Com       242370104       860      52,100  SH        (b) Other     1     52,100
Dean Foods Co new                      Com       242370104       521      13,028  SH        (a) Sole            13,028
Dean Foods Co new                      Com       242370104         9         222  SH        (b) Other     1        222
Dean Foods Co new                      Com       242370104       115      11,542  SH        (a) Sole            11,542
Dean Foods Co new                      Com       242370104         2         197  SH        (b) Other     1        197
Discovery Communications, Inc. New  Com Ser A    25470F302    14,409     246,300  SH        (a) Sole           246,300
Discovery Communications, Inc. New  Com Ser A    25470F302       714      12,200  SH        (b) Other     1     12,200
Dole Food Company, Inc. New            Com       256603101       118       3,933  SH   Put  (a) Sole             3,933
Dole Food Company, Inc. New            Com       256603101         2          67  SH   Put  (b) Other     1         67
Dole Food Company, Inc. New            Com       256603101    34,260   2,986,903  SH        (a) Sole         2,986,903
Dole Food Company, Inc. New            Com       256603101       751      65,497  SH        (b) Other     1     65,497
Dole Food Company, Inc. New            Com       256603101        73       7,303  SH   Put  (a) Sole             7,303
Dole Food Company, Inc. New            Com       256603101         2         197  SH   Put  (b) Other     1        197
Dole Food Company, Inc. New            Com       256603101        45       9,070  SH   Put  (a) Sole             9,070
Dole Food Company, Inc. New            Com       256603101         1         153  SH   Put  (b) Other     1        153
Eaton Vance Floating-Rate
  Income Trust                         Com       278279104     1,869     109,701  SH        (a) Sole           109,701
Lilly Eli & Co                         com       532457108    32,142     651,700  sh        (a) Sole           651,700
Lilly Eli & Co                         com       532457108       735      14,900  SH        (b) Other     1     14,900
Lilly Eli & Co                         com       532457108        39       6,517  SH   put  (a) Sole             6,517
Lilly Eli & Co                         com       532457108         1         149  SH   Put  (b) Other     1        149
Fifth Third Bancorp                    Com       316773100     4,044     266,200  SH        (a) Sole           266,200
Fifth Third Bancorp                    Com       316773100       875      57,600  SH        (b) Other     1     57,600
Freeport-McMoran Copper & GO           Com       35671D857    33,297     973,599  SH        (a) Sole           973,599
Freeport-McMoran Copper & GO           Com       35671D857       569      16,632  Sh        (b) Other     1     16,632
Gardner Denver Inc                     Com       365558105    16,658     243,187  SH        (a) Sole           243,187
Gardner Denver Inc                     com       365558105       340       4,961  SH        (b) Other     1      4,961
General Mtrs CO                        com       37045V100    22,412     777,400  SH        (a) Sole           777,400
General Mtrs CO                        com       37045V100       998      34,600  SH        (b) Other     1     34,600
General Mtrs CO                        com       37045V100       137       4,566  SH   Put  (a) Sole             4,566
General Mtrs CO                        com       37045V100         9         315  SH   Put  (b) Other     1        315
General Mtrs CO                        com       37045V100       122       3,208  SH   Put  (a) Sole             3,208
General Mtrs CO                        com       37045V100         1          31  SH   Put  (b) Other     1         31
H&R Block, Inc.                        Com       093671105        12       4,914  SH   Put  (a) Sole             4,914
H&R Block, Inc.                        Com       093671105         0          86  SH   Put  (b) Other     1         86
Hertz Global Holdings, Inc.            Com       42805T105    52,734   3,241,200  SH        (a) Sole         3,241,200
Hertz Global Holdings, Inc.            Com       42805T105       823      50,600  SH        (b) Other     1     50,600
Hertz Global Holdings, Inc.            Com       42805T105        29      11,424  SH   Put  (a) Sole            11,424
Hertz Global Holdings, Inc.            Com       42805T105         0         151  SH   Put  (b) Other     1        151
Hertz Global Holdings, Inc.            Com       42805T105       105      10,494  SH   Put  (a) Sole            10,494
Hertz Global Holdings, Inc.            Com       42805T105         2         177  SH   Put  (b) Other     1        177
Hess Corp                              com       42809H107    74,848   1,413,300  sh        (a) Sole         1,413,300
Hess Corp                              com       42809H107     1,493      28,200  sh        (b) Other     1     28,200
Hess Corp                              com       42809H107        61       3,938  SH   put  (a) Sole             3,938
Hess Corp                              com       42809H107         1          69  SH   put  (b) Other     1         69
Hess Corp                              com       42809H107       150       6,002  SH   put  (a) Sole             6,002
Hess Corp                              com       42809H107         3         115  SH   put  (b) Other     1        115
Hess Corp                              com       42809H107       129       3,533  SH   put  (a) Sole             3,533
Hess Corp                              com       42809H107         3          86  SH   put  (b) Other     1         86
Hudson City Bancorp, Inc.              Com       443683107    49,893   6,136,860  SH        (a) Sole         6,136,860
Hudson City Bancorp, Inc.              Com       443683107     2,172     267,145  SH        (b) Other     1    267,145
Huntsman Corporation                   Com       447011107    46,015   2,894,000  Sh        (a) Sole         2,894,000
Huntsman Corporation                   Com       447011107       693      43,600  SH        (b) Other     1     43,600
Huntsman Corporation                   Com       447011107        31       6,158  SH   Put  (a) Sole             6,158
Huntsman Corporation                   Com       447011107         0          92  SH   Put  (b) Other     1         92
Huntsman Corporation                   Com       447011107        63      25,175  SH   Put  (a) Sole            25,175
Huntsman Corporation                   Com       447011107         1         344  SH   Put  (b) Other     1        344
Intermec Inc                           com       458786100    11,739   1,190,587  SH        (a) Sole          119,0587
Intermec Inc                           Com       458786100       211      21,382  SH        (b) Other     1     21,382
Ishares TR                        Russell 2000   464287655       756       4,911  SH   put  (a) Sole             4,911
Ishares TR                        Russell 2000   464287655        14          89  SH   put  (b) Other     1         89
J.C. Penney Company, Inc.              Com       708160106    31,989   1,623,000  SH        (a) Sole         1,623,000
J.C. Penney Company, Inc.              Com       708160106       552      28,000  SH        (b) Other     1     28,000
J.C. Penney Company, Inc.              Com       708160106       446       9,589  SH   Put  (a) Sole             9,589
J.C. Penney Company, Inc.              Com       708160106         8         164  SH   Put  (b) Other     1        164
J.C. Penney Company, Inc.              Com       708160106        99       4,488  SH   Put  (a) Sole             4,488
J.C. Penney Company, Inc.              Com       708160106         2          81  SH   Put  (b) Other     1         81
J.C. Penney Company, Inc.              com       708160106        97       2,153  sh   Put  (a) Sole             2,153
J.C. Penney Company, Inc.              com       708160106         2          35  sh   put  (b) Other     1         35
Jefferies Group Inc.                   Com       472319102    23,365   1,258,219  sh        (a) Sole         1,258,219
Jefferies Group Inc.                   Com       472319102       671      36,149  SH        (b) Other     1     36,149
KeyCorp New                            Com       493267108    30,588   3,632,800  SH        (a) Sole         3,632,800
KeyCorp New                            Com       493267108       806      95,700  SH        (b) Other     1     95,700
KeyCorp New                            Com       493267108       345      36,328  SH   Put  (a) Sole            36,328
KeyCorp New                            Com       493267108         9         957  SH   put  (b) Other     1        957
Lamar Advertising Company             Cl A       512815101    93,077   2,402,000  SH        (a) Sole         2,402,000
Lamar Advertising Company             Cl A       512815101     1,829      47,200  SH        (b) Other     1     47,200
Lamar Advertising Company             Cl A       512815101        90      12,010  SH   Put  (a) Sole            12,010
Lamar Advertising Company             Cl A       512815101         2         236  SH   Put  (b) Other     1        236
Liberty Interactive Corp         LBT Vent Com A  53071M880     6,601      97,415  SH        (a) Sole            97,415
Liberty Interactive Corp         LBT Vent Com A  53071M880       121       1,781  SH        (b) Other     1      1,781
McGraw Hill Cos                        Com       580645109    62,963   1,151,700  SH        (a) Sole         1,151,700
McGraw Hill Cos                        com       580645109        58      11,567  SH   Put  (a) Sole            11,567
McGraw Hill Cos                        com       580645109         1         196  SH   Put  (b) Other     1        196
McMoran Exploration Co                 Com       582411104    39,875   2,484,400  SH        (a) Sole         2,484,400
McMoran Exploration Co                 Com       582411104       936      58,300  SH        (b) Other     1     58,300
Mead Johnson Nutrition Co.             Com       582839106     6,839     103,800  SH        (a) Sole           103,800
Mead Johnson Nutrition Co.             Com       582839106       145       2,200  SH        (b) Other     1      2,200
Mead Johnson Nutrition Co.             Com       582839106        69       1,038  SH   Put  (a) Sole             1,038
Mead Johnson Nutrition Co.             Com       582839106         1          22  SH   Put  (b) Other     1         22
MetroPCS Communications Inc            Com       591708102   118,059  11,877,160  SH        (a) Sole        11,877,160
MetroPCS Communications Inc            com       591708102       665      66,940  SH        (b) Other     1     66,940
Molson Coors Brewing Company          Cl B       60871R209     2,204      51,500  SH        (a) Sole            51,500
Molson Coors Brewing Company          Cl B       60871R209         1         515  SH   Put  (b) Other     1        515
Murphy Oil Corp                        com       626717102        92       1,936  SH   Put  (a) Sole             1,936
Murphy Oil Corp                        com       626717102        11         225  SH   Put  (b) Other     1        225
Murphy Oil Corp                        com       626717102    77,844   1,307,200  SH        (a) Sole         1,307,200
Murphy Oil Corp                        com       626717102     1,340      22,500  SH        (b) Other     1     22,500
Murphy Oil Corp                        com       626717102         8       1,634  SH   Put  (a) Sole             1,634
Murphy Oil Corp                        com       626717102        63       6,350  SH   Put  (a) Sole             6,350
Murphy Oil Corp                        com       626717102        35       2,324  SH   Put  (a) Sole             2,324
NYSE Euronext                          com       629491101    84,932   2,692,820  SH        (a) Sole         2,692,820
NYSE Euronext                          com       629491101     1,961      62,180  SH        (b) Other     1     62,180
Navistar International Corporation     Com       63934E108       194       7,769  SH   Put  (a) Sole             7,769
Navistar International Corporation     Com       63934E108         3         135  SH   Put  (b) Other     1        135
Navistar International Corporation     Com       63934E108    16,913     776,900  SH        (a) Sole           776,900
Navistar International Corporation     Com       63934E108       294      13,500  SH        (b) Other     1     13,500
News Corporation                      Cl A       65248E104       261      14,927  SH   Put  (a) Sole            14,927
News Corporation                      Cl A       65248E104         5         265  SH   Put  (b) Other     1        265
News Corporation                      Cl A       65248E104    38,124   1,492,700  SH        (a) Sole         1,492,700
News Corporation                      Cl A       65248E104       677      26,500  SH        (b) Other     1     26,500
Nexen Inc.                             Com       65334H102   180,567   6,702,569  SH        (a) Sole         6,702,569
Nexen Inc.                             Com       65334H102     3,916     145,377  SH        (b) Other     1    145,377
PSS World Med Inc                      com       69366A100    76,396   2,645,286  SH        (a) Sole         2,645,286
PSS World Med Inc                      com       69366A100     1,745      60,427  SH        (b) Other     1     60,427
Pfizer Inc.                            Com       717081103    28,893   1,152,045  SH        (a) Sole         1,152,045
Pfizer Inc.                            Com       717081103       526      20,955  SH        (b) Other     1     20,955
Pfizer Inc.                            Com       717081103       173      11,520  SH   Put  (a) Sole            11,520
Pfizer Inc.                            Com       717081103         3         210  SH   put  (b) Other     1        210
Plains Expl & Prodtn Co                Com       726505100   124,973   2,662,392  sh        (a) Sole         2,662,392
Plains Expl & Prodtn Co                Com       726505100     2,254      48,014  SH        (b) Other     1     48,014
Procter & Gamble Company               Com       742718109    19,742     290,800  sh        (a) Sole           290,800
Procter & Gamble Company               Com       742718109       455       6,700  sh        (b) Other     1      6,700
Procter & Gamble Company               Com       742718109        18       2,933  SH   Put  (a) Sole             2,933
Procter & Gamble Company               Com       742718109         0          67  SH   Put  (b) Other     1         67
Ralcorp Holdgs inc                     com       751028101    97,885   1,091,856  SH        (a) Sole         1,091,856
Ralcorp Holdgs inc                     com       751028101       936      10,440  SH        (b) Other     1     10,440
Robbins & Myers, Inc.                  com       770196103    83,126   1,398,256  sh        (a) Sole         1,398,256
Robbins & Myers, Inc.                  com       770196103     1,940      32,637  SH        (b) Other     1     32,637
Royal Bank of Scotland Group plc  Sp ADR Pref T  780097713     3,965     165,844  SH        (a) Sole           165,844
Select Sector SPDR TR             SBI Materials  81369Y100        52         320  sh   put  (a) Sole               320
SLM Corp                               com       78442P106        20       1,884  SH   Put  (a) Sole             1,884
SLM Corp                               com       78442P106     4,303     251,200  SH        (a) Sole           251,200
SPDR S&P 500 ETF TR                  TR Unit     78462f103       117         983  SH   Put  (a) Sole               983
SPDR S&P 500 ETF TR                  TR Unit     78462f103         2          17  SH   Put  (b) Other               17
SPDR S&P 500 ETF TR                  TR Unit     78462f103     1,495      10,313  SH   Put  (a) Sole            10,313
SPDR S&P 500 ETF TR                  TR Unit     78462f103        27         187  SH   Put  (b) Other              187
Shaw Group Inc.                        Com       820280105   115,846   2,485,439  SH        (a) Sole         2,485,439
Shaw Group Inc.                        Com       820280105     2,424      52,016  SH        (b) Other     1     52,016
SPRINT Nextel Corp                     com       852061100    78,503  13,845,279  sh        (a) Sole        13,845,279
SPRINT Nextel Corp                     com       852061100     1,348     237,716  SH        (b) Other     1    237,716
SPRINT Nextel Corp                     com       852061100    12,127      19,718  SH   Put  (a) Sole            19,718
SPRINT Nextel Corp                     com       852061100       208         338  SH   Put  (b) Other     1        338
TELUS Corporation                  Non-vtg Shs   87971M202    18,064     277,796  SH        (a) Sole           277,796
TELUS Corporation                  Non-vtg Shs   87971M202        72       1,100  SH        (b) Other     1      1,100
Timkin Co                              com       887389104    25,398     531,000  sh        (a) Sole           531,000
Timkin Co                              com       887389104       459       9,600  SH        (b) Other     1      9,600
Timkin Co                              com       887389104        53       2,656  SH   put  (a) Sole             2,656
Timkin Co                              com       887389104         1          47  SH   put  (b) Other     1         47
Tower Group Inc.                       com       891777104        14       1,900  SH   Put  (a) Sole             1,900
Tower Group Inc.                       com       891777104         4         600  sh   Put  (b) Other     1        600
Tower Group Inc.                       com       891777104     3,376     190,000  SH        (a) Sole           190,000
Tower Group Inc.                       com       891777104     1,066      60,000  SH        (b) Other     1     60,000
Tyco International Ltd.                Shs       H89128104        48       8,079  SH   put  (a) Sole             8,079
Tyco International Ltd.                Shs       H89128104         1         139  SH   put  (b) Other     1        139
Tyco International Ltd.                Shs       H89128104    23,628     807,800  SH        (a) Sole           807,800
Tyco International Ltd.                Shs       H89128104       409      14,000  SH        (b) Other     1     14,000
Valero Energy Corp                     com       91913Y100    33,833     991,600  sh        (a) Sole           991,600
Valero Energy Corp                     com       91913Y100       604      17,700  SH   Put  (b) Other     1     17,700
Valero Energy Corp                     com       91913Y100       754       6,610  SH   Put  (a) Sole             6,610
Valero Energy Corp                     com       91913Y100        13         118  SH        (b) Other     1        118
Verizon Communications Inc.            Com       92343V104    66,052   1,526,500  SH        (a) Sole         1,526,500
Verizon Communications Inc.            com       92343V104     1,125      26,000  SH        (b) Other     1     26,000
Verizon Communications Inc.            Com       92343V104        45       4,691  SH   Put  (a) Sole             4,691
Verizon Communications Inc.            Com       92343V104         1          80  SH   Put  (b) Other     1         80
Verizon Communications Inc.            Com       92343V104        14       2,264  SH   Put  (a) Sole             2,264
Verizon Communications Inc.            Com       92343V104         0          39  SH   Put  (b) Other     1         39
Visteon Corporation                  Com New     92839U206    26,453     491,506  SH        (a) Sole           491,506
Visteon Corporation                  Com New     92839U206       457       8,494  SH        (b) Other     1      8,494
Visteon Corporation                  Com New     92839U206        33       1,474  SH   put  (a) Sole             1,474
Visteon Corporation                  Com New     92839U206         1          26  SH   put  (b) Other     1         26
Visteon Corporation                  Com New     92839U206       123       1,966  SH   put  (a) Sole             1,966
Visteon Corporation                  Com New     92839U206         2          34  SH   put  (b) Other     1         34
Warnaco Group Inc.                   Com New     934390402   115,224   1,609,949  SH        (a) Sole         1,609,949
Warnaco Group Inc.                   Com New     934390402     2,423      33,860  SH        (b) Other     1     33,860
Williams Cos Inc Del                   Com       969457100        98      12,224  SH   Put  (a) Sole            12,224
Williams Cos Inc Del                   Com       969457100         1         179  SH   Put  (b) Other     1        179
Williams Cos Inc Del                   Com       969457100    40,021   1,222,400  SH        (a) Sole         1,222,400
Williams Cos Inc Del                   Com       969457100       586      17,900  SH        (b) Other     1     17,900
Yahoo! Inc.                            Com       984332106         7       6,569  SH   Put  (a) Sole             6,569
Yahoo! Inc.                            Com       984332106         0         113  SH   Put  (b) Other     1        113
Ishares TR                        US PFD STK IDX 464288687     1,965      49,600  SH   Put  (a) Sole            49,600
